Employee benefits - Summary of Net Pension and Post Retirement Cost for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)			₨ 848.1
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	₨ 11,823.1	$ 156.0	12,715.2	₨ 11,980.0
Defined benefit pension plan amendment cost/(credit)	2.0		1,559.8	396.6
Administrative expenses	2,719.3	35.9	2,159.5	1,416.8
Net interest cost / (income) (including onerous obligations)	612.9	8.1	(395.9)	1,188.8
Net periodic pension cost	₨ 15,157.3	$ 200.0	₨ 16,038.6	₨ 14,982.2